Cash Flow Reconciliations (Tables)	6 Months Ended
Jun. 30, 2021
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

			Other		Deferred
			comprehensive	Non-cash	financing
	Opening balance	Cash flows	income	items	costs, assets	Borrowings
January 1, 2020	3,147,395	—	—	—	—	3,147,395
Proceeds from loans	—	401,911	—	—	—	401,911
Loan and bond repayments	—	(150,508)	—	(8,063)	—	(158,571)
Payment for bond repurchase at a premium	—	(1,937)	—	—	—	(1,937)
Additions in deferred loan fees	—	(7,605)	—	982	(1,375)	(7,998)
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 16)	—	—	—	7,514	—	7,514
Retranslation of the NOK 2024 Bonds in USD	—	—	(9,098)	(6,174)	—	(15,272)
June 30, 2020	3,147,395	241,861	(9,098)	(5,741)	(1,375)	3,373,042

			Other		Deferred
			comprehensive	Non-cash	financing costs,
	Opening balance	Cash flows	income	items	assets	Borrowings
January 1, 2021	3,773,221	—	—	—	—	3,773,221
Proceeds from loans	—	318,913	—	—	—	318,913
Loan and bond repayments	—	(266,770)	—	—	—	(266,770)
Additions in deferred loan fees	—	(4,329)	—	(392)	(1,905)	(6,626)
Amortization and write-off of deferred loan/bond issuance costs/premium (Note 16)	—	—	—	10,717	—	10,717
Retranslation of the NOK 2024 Bonds in USD	—	—	(207)	—	—	(207)
June 30, 2021	3,773,221	47,814	(207)	10,325	(1,905)	3,829,248

Schedule of reconciliation of derivatives arising from financing activities

			Other
			comprehensive		Net derivative
	Opening balance	Cash flows	loss	Non-cash items	liabilities
January 1, 2020	(45,931)	—	—	—	(45,931)
Unrealized loss on derivative financial instruments held for trading (Note 16)	—	—	—	(80,472)	(80,472)
Ineffective portion of cash flow hedges (Note 16)	—	—	—	218	218
Payment for interest rate swaps termination	—	10,811	—	—	10,811
Proceeds from entering into interest rate swaps	—	(10,770)	—	—	(10,770)
Payment for CCS termination/modification	—	4,051	—	(4,051)	—
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(11,327)	—	(11,327)
June 30, 2020	(45,931)	4,092	(11,327)	(84,305)	(137,471)

		Other
	Opening	comprehensive		Net derivative
	balance	loss	Non-cash items	liabilities
January 1, 2021	(107,760)	—	—	(107,760)
Unrealized gain on derivative financial instruments held for trading (Note 16)	—	—	31,457	31,457
Ineffective portion of cash flow hedges (Note 16)	—	—	114	114
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(310)	—	(310)
June 30, 2021	(107,760)	(310)	31,571	(76,499)